Loans and Allowance for Credit Losses - Summary of Individually Impaired ACI Loans and Pooled ACI Loans (Detail) - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Healthcare | Commercial and Industrial
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans		$ 389,136	$ 439,869	$ 455,838
General C&I | Commercial and Industrial
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans		2,601,126	2,390,658	2,333,567
Income Producing | Commercial Real Estate
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans		1,065,806	907,018	687,815
Land and Development | Commercial Real Estate
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans		73,366	69,724	75,105
Residential Real Estate | Consumer
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans		1,462,974	1,274,477	1,024,616
ACI Loans and Pooled ACI Loans
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans	[1]	122,053	113,275	293,552
Unpaid Principal Balance		161,288	161,377	368,546
Related Specific Allowance		8,582	10,277	14,334
Nonaccrual Loans Included in Impaired Loans		225	3,663	11,066
Undisbursed Commitments		536	1,228	3,089
ACI Loans and Pooled ACI Loans | Commercial and Industrial
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans	[1]	14,462	15,552	26,233
Unpaid Principal Balance		19,475	28,256	37,773
Related Specific Allowance		103	176	2,230
Nonaccrual Loans Included in Impaired Loans			1,818	8,210
Undisbursed Commitments				345
ACI Loans and Pooled ACI Loans | Commercial Real Estate
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans	[1]	89,289	53,428	56,637
Unpaid Principal Balance		120,581	82,946	98,993
Related Specific Allowance		1,964	2,654	3,084
Nonaccrual Loans Included in Impaired Loans		225	1,845	2,856
Undisbursed Commitments		522	1,213	2,684
ACI Loans and Pooled ACI Loans | Consumer
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans	[1]	18,302	44,295	210,682
Unpaid Principal Balance		21,232	50,175	231,780
Related Specific Allowance		6,515	7,447	9,020
Undisbursed Commitments		$ 14	15	60
ACI Loans and Pooled ACI Loans | Healthcare | Commercial and Industrial
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans	[1]		5,648	6,054
Unpaid Principal Balance			5,853	6,222
Related Specific Allowance			160	589
ACI Loans and Pooled ACI Loans | General C&I | Commercial and Industrial
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans	[1]		9,904	20,179
Unpaid Principal Balance			22,403	31,551
Related Specific Allowance			16	1,641
Nonaccrual Loans Included in Impaired Loans			1,818	8,210
Undisbursed Commitments				345
ACI Loans and Pooled ACI Loans | Income Producing | Commercial Real Estate
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans	[1]		42,361	49,858
Unpaid Principal Balance			60,378	66,632
Related Specific Allowance			1,312	1,883
Nonaccrual Loans Included in Impaired Loans			1,571	2,631
Undisbursed Commitments			609	2,075
ACI Loans and Pooled ACI Loans | Land and Development | Commercial Real Estate
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans	[1]		11,067	6,779
Unpaid Principal Balance			22,568	32,361
Related Specific Allowance			1,342	1,201
Nonaccrual Loans Included in Impaired Loans			274	225
Undisbursed Commitments			604	609
ACI Loans and Pooled ACI Loans | Residential Real Estate | Consumer
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans	[1]		42,174	207,641
Unpaid Principal Balance			46,946	227,511
Related Specific Allowance			7,046	8,492
Undisbursed Commitments			5	11
ACI Loans and Pooled ACI Loans | Other | Consumer
Financing Receivable Impaired [Line Items]
Recorded Investment in Impaired Loans	[1]		2,121	3,041
Unpaid Principal Balance			3,229	4,269
Related Specific Allowance			401	528
Undisbursed Commitments			$ 10	$ 49

[1]	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.